Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Gross	$ 1,008,509	$ 991,177
Allowance for credit losses	(59,424)	(53,323)	$ (58,884)	$ (76,137)
Net	$ 949,085	$ 937,854